TYPE>			13F-HR
<PERIOD>		09/30/08
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED SEPTEMBER 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 4 L
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  Chief Compliance Officer
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich, New York, NY, November 5, 2008


Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $79,424,406




				Form 13 F information Table
				    Title of		     Value	Shares/	Sh/	Put/	Invstmt	Other	     Voting Authority
Name of Issuer			      Class	CUSIP	    (x$1000)	PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared	None

Accenture, Ltd.				COM	G1150G111	1264	33250	SH		SOLE		33250	0	0
AllianceBernstein Holding L.P.	 UNIT LTD PTNR	01881G106	 595	16075	SH		SOLE		16075	0	0
Allstate Corporation			COM	020002101	 503	10900	SH		SOLE		10900	0	0
American Express Corp			COM	025816109	 625	17650	SH		SOLE		17650	0	0
Anheuser-Busch Companies, Inc.		COM	035229103	 694	10700	SH		SOLE		10700	0	0
Apple Computer, Inc.			COM	037833100	 869	 7650	SH		SOLE		 7650	0	0
AT&T Inc.				COM	00206R102	1455	52110	SH		SOLE		52110	0	0
B&G Foods, Inc.				COM	05508R205	 253	18900	SH		SOLE		18900	0	0
Banco Santander, S.A.			ADR	05964H105	 335	22300	SH		SOLE		22300	0	0
Barclays Bank PLC 6.625% Pfd. 		ADR	06739F390	 331	22200	SH		SOLE		22200	0	0
Barr Laboratories, Inc.			COM	068306109	1330	20362	SH		SOLE		20362	0	0
BioMed Realty Trust, Inc.		COM	09063H107	 489	18500	SH		SOLE		18500	0	0
Boston Properties, Inc.			COM	101121101	 412	 4400	SH		SOLE		 4400	0	0
Brasil Telecom S.A.	       SPON ADR PFD	10553M101	 360	16450	SH		SOLE		16450	0	0
Bristol-Myers Squibb Co.		COM	110122108	 889	42655	SH		SOLE		42655	0	0
Bristow Group 5.50% Conv. Pfd.	      PFD CV	110394400	 206	 4800	SH		SOLE		 4800	0	0
C.R. Bard, Inc.				COM	067383109	1157	12200	SH		SOLE		12200	0	0
Cadbury Schweppes PLC			ADR	12721E102	 745	18208	SH		SOLE		18208	0	0
Chesapeake Energy Corp. 4.50% 	     PFD CV	165167842	 264	 2650	SH		SOLE		 2650	0	0
Chesapeake Energy Corporation		COM	165167107	1027	28645	SH		SOLE		28645	0	0
ChevronTexaco Corporation		COM	166764100	2023	24525	SH		SOLE		24525	0	0
Chipotle Mexican Grill, Inc.		CL B	169656204	 421	 9010	SH		SOLE		 9010	0	0
Cisco Systems Inc.			COM	17275R102	1056	46790	SH		SOLE		46790	0	0
CitiGroup				COM	172967101	 483	23550	SH		SOLE		23550	0	0
Copano Energy, L.L.C.		  COM UNITS	217202100	 269	11000	SH		SOLE		11000	0	0
Costco Wholesale Corporation		COM	22160K105	1170	18025	SH		SOLE		18025	0	0
Covidien, Ltd.				COM	G2552X108	1527	28395	SH		SOLE		28395	0	0
Curis, Inc.				COM	231269101	 429	370000	SH		SOLE		370000	0	0
CVS/Caremark Corporation		COM	126650100	1024	30425	SH		SOLE		30425	0	0
Devon Energy Corporation		COM	25179M103	1126	12350	SH		SOLE		12350	0	0
Diageo PLC ADR			   SPON ADR	25243Q205	 852	12375	SH		SOLE		12375	0	0
Diamond Offshore Drilling, Inc		COM	25271C102	 459	 4450	SH		SOLE		 4450	0	0
Diana Shipping, Inc.			COM	Y2066G104	 291	14800	SH		SOLE		14800	0	0
Disney (Walt) Co.			COM	254687106	1216	39625	SH		SOLE		39625	0	0
Dominion Resources Inc.			COM	25746U109	 864	20200	SH		SOLE		20200	0	0
Dow Chemical Company			COM	260543103	 547	17200	SH		SOLE		17200	0	0
Eagle Bulk Shipping, Inc.		COM	Y2187A101	 237	17000	SH		SOLE		17000	0	0
Eli Lilly & Co.				COM	532457108	2202	50000	SH		SOLE		50000	0	0
ENI S.p.A.			   SPON ADR	26874R108	 377	 7125	SH		SOLE		 7125	0	0
Enterprise Products Partners L		COM	293792107	 557	21600	SH		SOLE		21600	0	0
Exxon Mobil Corporation			COM	30231G102	1190	15324	SH		SOLE		15324	0	0
First Energy Corp.			COM	337932107	 965	14400	SH		SOLE		14400	0	0
Fluor Corporation			COM	343412102	 775	13920	SH		SOLE		13920	0	0
Fortress Investment Group, LLC	       CL A	34958B106	 179	17000	SH		SOLE		17000	0	0
General Electric Co.			COM	369604103	1473	57750	SH		SOLE		57750	0	0
Goldman Sachs Group, Inc.		COM	38141G104	 641	 5010	SH		SOLE		 5010	0	0
Hartford Financial Services Gr		COM	416515104	 346	 8450	SH		SOLE		 8450	0	0
Health Care REIT, Inc.			COM	42217K106	 522	 9800	SH		SOLE		 9800	0	0
Hewlett-Packard Company			COM	428236103	 905	19575	SH		SOLE		19575	0	0
HSBC Holdings			   SPON ADR	404280406	 711 	 8800	SH		SOLE		 8800	0	0
IAC/InterActive Corp.			COM	44919P508	 538	31100	SH		SOLE		31100	0	0
Inergy, L.P.		      UNIT LTD PTNR	456615103	 324	15000	SH		SOLE		15000	0	0
iShares Lehman 1-3 Year Treas  	  1-3 TR BD	464287457	1970	23580	SH		SOLE		23580	0	0
iShares MSCI EAFE Index Fd    MSCI EAFE IDX	464287465	11881	211035	SH		SOLE		211035	0	0
iShares MSCI Emerging Mkts    MSCI EMERG MKT	464287234	2872	84045	SH		SOLE		84045	0	0
iSHR Nasdaq Biotech Indx      NASDQ BIO INDX	464287556	1428	17555	SH		SOLE		17555	0	0
J.P. Morgan Chase & Co.			COM	46625H100	 981	21015	SH		SOLE		21015	0	0
Kinder Morgan Management, LLC		SHS	49455U100	 928	18859	SH		SOLE		18859	0	0
Kraft Foods, Inc.		       CL A	50075N104	1164	35532	SH		SOLE		35532	0	0
L-3 Communications Holdings, I		COM	502424104	1072	10900	SH		SOLE		10900	0	0
Magellan Midstream Partners L.		COM	559080106	 454	14000	SH		SOLE		14000	0	0
McDonald's Corp.			COM	580135101	1248	20230	SH		SOLE		20230	0	0
Microsoft Corp.				COM	594918104	 935	35020	SH		SOLE		35020	0	0
Nam Tai Electronics, Inc            COM PAR	629865205	 163	20000	SH		SOLE		20000	0	0
NASDAQ OMX Group, Inc.			COM	631103108	 844	27595	SH		SOLE		27595	0	0
Nokia Corporation	 	   SPON ADR	654902204	 369	19800	SH		SOLE		19800	0	0
Oil Service Holders Trust	  DEPO RCPT	678002106	1159	 7900	SH		SOLE		 7900	0	0
Penn Virginia Resource Partner		COM	707884102	 231	14000	SH		SOLE		14000	0	0
Penn West Energy Trust		    TR UNIT	707885109	 566	23480	SH		SOLE		23480	0	0
Pepsico, Inc.				COM	713448108	1167	16375	SH		SOLE		16375	0	0
Pfizer, Inc.				COM	717081103	 387	21000	SH		SOLE		21000	0	0
Plum Creek Timber Company Inc.		COM	729251108	 738	14800	SH		SOLE		14800	0	0
Ralcorp Holdings, Inc.			COM	751028101	 773	11470	SH		SOLE		11470	0	0
Rayonier Inc.				COM	754907103	 554	11700	SH		SOLE		11700	0	0
Regency Energy Partners, LP    COM UNITS LP	75885Y107	 303	16500	SH		SOLE		16500	0	0
Royal Bank of Scotland Group P	   SPON ADR	780097788	 254	27900	SH		SOLE		27900	0	0
Sasol Limited		           SPON ADR	803866300	 706	16625	SH		SOLE		16625	0	0
Schering-Plough Corp. 6%   MCPRF CONV MAN07	806605705	 216	 1250	SH		SOLE		 1250	0	0
Schlumberger Ltd.			COM	806857108	1003	12840	SH		SOLE		12840	0	0
Taiwan Semiconductor Manuf 	   SPON ADR	874039100	 130	13857	SH		SOLE		13857	0	0
The New York Times Company	       CL A	650111107	 372	26000	SH		SOLE		26000	0	0
Ultra Financials ProShares   ULTRA FINL PRO	74347R743	1052	60000	SH		SOLE		60000	0	0
United Technologies Corp.		COM	913017109	 925	15400	SH		SOLE		15400	0	0
Verizon Communications			COM	92343V104	1629	50771	SH		SOLE		50771	0	0
Waste Management, Inc.			COM	94106L109	1092	34685	SH		SOLE		34685	0	0
Yahoo! Inc.				COM	984332106	 355	20500	SH		SOLE		20500	0	0
